Contracted concessional, PP&E and other intangible assets (Tables)	3 Months Ended
Mar. 31, 2023
Contracted Concessional, PP&E And Other Intangible Assets [Abstract]
Movements of contracted concessional, PP&E and other intangible assets
The detail of assets included in the heading ‘Contracted concessional, PP&E and other intangible assets’ as of March 31, 2023 and December 31, 2022 is as follows:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total
	($ in thousands)
Cost	816,348	2,724	9,031,763	123,314	962,641	10,936,790
Amortization and impairment	(72,065)	-	(3,195,237)	(28,731)	(208,061)	(3,504,094)
Total as of March 31, 2023	744,283	2,724	5,836,526	94,583	754,580	7,432,696

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16	Total
	($ in thousands)
Cost	818,170	2,787	8,976,243	109,176	956,606	10,862,982
Amortization and impairment	(69,557)	-	(3,088,778)	(26,316)	(195,072)	(3,379,723)
Total as of December 31, 2022	748,613	2,787	5,887,465	82,860	761,534	7,483,259